Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Research and development	$ 249,000	$ 143,000		$ 1,729,000	$ 5,736,000		$ 6,983,000	$ 5,450,000
General and administrative	1,975,000	1,709,000		7,139,000	6,616,000		9,664,000	11,356,000
Merger-related costs		992,000			2,290,000		3,273,000
Impairment loss on other intangible assets	5,180,000			5,180,000
Restructuring and other costs		83,000			1,723,000		1,723,000
Total operating expenses							21,643,000	16,806,000
Operating loss	(7,404,000)	(2,927,000)		(14,048,000)	(16,365,000)		(21,643,000)	(16,806,000)
Other income (expense)
Interest income	1,000	3,000		1,000	7,000		8,000	82,000
Interest expense	(121,000)	(69,000)		(226,000)	(120,000)		(244,000)
Gain on settlement of current liabilities	774,000			2,018,000
Loss on extinguishment of related party debt	(967,000)			(967,000)
Loss on derivative liability	(100,000)			(100,000)
Change in fair value of warrant liability	253,000	30,000		333,000	528,000		2,085,000	6,599,000
Foreign currency exchange gain (loss), net	76,000	68,000		(99,000)	(67,000)		6,000	136,000
Other expense, net					(2,000)		(3,000)	(19,000)
Total other income (expense), net	(84,000)	32,000		960,000	346,000		1,852,000	6,798,000
Loss before income tax expense	(7,488,000)	(2,895,000)		(13,088,000)	(16,019,000)		(19,791,000)	(10,008,000)
Income tax benefit	1,088,000			1,088,000
Net income (loss)	$ (6,400,000)	$ (2,895,000)		$ (12,000,000)	$ (16,019,000)		$ (19,791,000)	$ (10,008,000)
Basic net income (loss) per share	$ (0.00)	$ (0.00)		$ (0.00)	$ (0.00)		$ (0.00)	$ (0.00)
Basic and diluted net income (loss) per share	$ (0.00)	$ (0.00)		$ (0.00)	$ (0.00)		$ (0.00)	$ (0.00)
Basic weighted average shares outstanding	65,326,236,698	24,386,005,523		60,968,766,829	18,911,928,794		23,888,010,485	9,788,980,193
Basic and diluted weighted average shares outstanding	65,326,236,698	24,386,005,523		60,968,766,829	18,911,928,794		23,888,010,485	9,788,980,193
Other comprehensive income (loss):
Net loss	$ (6,400,000)	$ (2,895,000)		$ (12,000,000)	$ (16,019,000)		$ (19,791,000)	$ (10,008,000)
Other comprehensive (loss) income, net of tax:
Foreign currency translation	(38,000)	(177,000)		(406,000)	114,000		302,000	(269,000)
Total other comprehensive (loss) income, net of tax	(38,000)	(177,000)		(406,000)	114,000		302,000	(269,000)
Total comprehensive loss	$ (6,438,000)	(3,072,000)		$ (12,406,000)	(15,905,000)		$ (19,489,000)	(10,277,000)
Peak Bio, Inc. [Member]
Revenue
Grant revenue			$ 278,831			$ 292,685		367,877	$ 607,681
Total revenue			278,831			292,685		367,877	607,681
Operating expenses
Research and development		112,212	552,988		291,124	1,637,247		1,627,389	3,924,253
General and administrative		1,380,072	1,756,801		4,796,616	7,060,681		8,292,072	8,531,276
Impairment loss on operating right-of-use asset						3,513,999		3,513,999
Total operating expenses		1,492,284	2,309,789		5,087,740	12,211,927		13,433,460	12,455,529
Operating loss		(1,492,284)	(2,030,958)		(5,087,740)	(11,919,242)		(13,065,583)	(11,847,848)
Other income (expense)
Interest income		2	3		5	29		43	2,114
Interest expense		(1,345,666)	(1,219,999)		(2,117,768)	(2,279,933)		(2,728,101)	(47,958)
Change in fair value of convertible notes									(1,186,800)
Change in fair value of derivative liability		247,159	1,397,379		(105,839)	837,146		837,146	92,110
Other income			46,122		18	45,713		45,945	367,738
Cancellation of trade liability					207,967
Gain on extinguishment of termination of lease		4,304,725			4,304,725
Loss on extinguishment of related party debt						(1,014,368)		(15,490)	(467,073)
Change in fair value of warrant liability			2,218,040			2,030,182		2,100,123	(75,000)
Total other income (expense), net		3,206,220	2,441,545		2,289,108	(381,231)		239,666	(1,314,869)
Loss before income tax expense								(12,825,917)	(13,162,717)
Income tax benefit		0	0		0	0			74,000
Net income (loss)		$ 1,713,936	$ 410,587		$ (2,798,632)	$ (12,300,473)		$ (12,825,917)	$ (13,088,717)
Basic net income (loss) per share		$ 0.07	$ 0.02		$ (0.12)	$ (0.59)		$ (0.61)	$ (0.74)
Basic and diluted net income (loss) per share		$ 0.06	$ 0.01		$ (0.12)	$ (0.59)		$ (0.61)	$ (0.74)
Basic weighted average shares outstanding		23,124,888	21,638,096		23,124,888	20,586,905		21,175,668	17,711,842
Basic and diluted weighted average shares outstanding		28,440,646	35,966,820		23,124,888	20,586,905		21,175,668	17,711,842
Other comprehensive income (loss):
Net loss		$ 1,713,936	$ 410,587		$ (2,798,632)	$ (12,300,473)		$ (12,825,917)	$ (13,088,717)
Other comprehensive (loss) income, net of tax:
Foreign currency translation		15,720	19,124		16,827	101,066		64,110	(58,925)
Total comprehensive loss		$ 1,729,656	$ 429,711		$ (2,781,805)	$ (12,199,407)		$ (12,761,807)	$ (13,147,642)